Interest expense and finance costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Expense And Finance Costs [Line Items]
Interest incurred – debt	$ 17,070,112	$ 16,430,031	$ 13,794,298
Interest incurred – finance leases	5,667,420	1,889,609	544,368
Amortization of deferred finance charges	2,400,621	2,536,402	3,415,452
Write-off of deferred finance fees in relation to refinancing	2,267,455	524,123	0
Interest expense and finance costs	$ 27,405,608	$ 21,380,165	$ 17,754,118